Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 175.1	SFr 194.6
Assets with discretionary mandates	215.2	244.1
Other assets under management	785.6	852.8
Assets under management (including double counting)	1,175.9	1,291.5	SFr 1,611.0
of which double counting	SFr 23.8	SFr 31.9